Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

7.	INTANGIBLE ASSETS

Intangible assets consist of the following:

	December 31,
	2015	2014
Trademarks	$17,580	$17,580
Patents	132,661	132,661
	150,241	150,241
Less: accumulated amortization	(23,445)	(13,129)
Intangible assets, net	$126,796	$137,112

Amortization expense related to intangible assets was $10,316 and $290,374 for the years ended December 31, 2015 and 2014, respectively.

On July 8, 2015, the Company was notified by the New York State Energy Research and Development Authority (“NYSERDA”) that it would not extend its deadline of June 30, 2015 for completion of the scope of the Company work prescribed by the grants which were acquired in conjunction with the acquisitions of Beam and EV Pass. As a result, the Company performed an impairment test as of December 31, 2014 of the intangible asset and determined that it was fully impaired. Accordingly, the Company recorded an impairment charge of $536,161 which was equal to the remaining net book value of the government contracts as of December 31, 2014.